Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2026	31 Dec 2025
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	18,884	17,476
– performance and other guarantees	106,724	102,684
– other contingent liabilities	104	164
At the end of the period	125,712	120,324
Commitments:[1]
– documentary credits and short-term trade-related transactions	8,563	6,959
– forward asset purchases and forward deposits placed	163,989	84,978
– standby facilities, credit lines and other commitments to lend	874,730	856,700
At the end of the period	1,047,282	948,637
1Includes $778.4bn of commitments at 30 June 2026 (31 December 2025: $690.8bn), to which the impairment requirements in IFRS 9 are applied.